Financial Instruments - Summary of committed credit lines details (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020
Disclosure of credit risk exposure [line items]
Total committed credit lines	¥ 16,000	¥ 16,000
Unused credit lines	¥ 16,000	¥ 16,000